Derivative Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivative Financial Instruments
The following table summarizes the terms of our de
rivat
ive financial instruments as of September 30, 2024 (in thousands):

	Notional Amount	Strike	Effective Date or Date Assumed	Maturity Date
Interest Rate Derivatives:
SOFR Cap	$100,000	4.75%	December 1, 2022	December 1, 2025
SOFR Cap	$100,000	4.75%	December 1, 2022	December 2, 2024
SOFR Cap	$100,000	4.75%	December 1, 2022	December 2, 2024
SOFR Cap (1)	$100,000	1.50%	May 1, 2024	May 1, 2025
SOFR Cap (1)	$100,000	2.00%	July 1, 2024	July 1, 2025
SOFR Cap (2)	$200,000	5.50%	December 2, 2024	December 1, 2026
CORRA Swap (3)	$74,204	3.93%	March 12, 2024	March 7, 2027
Foreign Currency Forwards:
Denominated in CAD (3)	$136,746	1.3648	April 12, 2024	April 11, 2025

(1)	We deferred payment on this SOFR cap until its maturity.
(2)	We deferred payment on this SOFR cap until January 2, 2025, at which point, monthly payments will become due on the first of each month until the date of its maturity.
(3)	Notional amounts shown are denominated in CAD.

The following table summarizes the terms of our derivative financial instruments as of December 31, 2023 (in thousands):

	Notional Amount	Strike	Effective Date or Date Assumed	Maturity Date
Interest Rate Derivatives:
SOFR Cap	$125,000	2.00%	June 1, 2022	June 28, 2024
SOFR Cap	$100,000	4.75%	December 1, 2022	December 1, 2025
SOFR Cap	$100,000	4.75%	December 1, 2022	December 2, 2024
SOFR Cap	$100,000	4.75%	December 1, 2022	December 2, 2024
Foreign Currency Forwards:
Denominated in CAD (1)	$132,350	1.3273	July 5, 2023	April 12, 2024
Denominated in CAD (1)	$30,000	1.3782	November 16, 2023	January 16, 2024

(1)	Notional amount shown is denominated in CAD.

The following table summarizes the terms of our derivative financial instruments as of December 31, 2023:

	Notional Amount	Strike	Effective Date or Date Assumed	Maturity Date
Interest Rate Derivatives:
SOFR Cap	$125,000,000	2.00%	June 1, 2022	June 28, 2024
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 1, 2025
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 2, 2024
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 2, 2024
Foreign Currency Forwards:
Denominated in CAD (1)	$132,350,000	1.3273	July 5, 2023	April 12, 2024
Denominated in CAD (1) (2)	$30,000,000	1.3782	November 16, 2023	January 16, 2024

(1)	Notional amounts shown are denominated in CAD.
(2)
On January 16, 2024 we rolled this hedge without any cash settlement, effectively extending the maturity date to February 15, 2024 at a strike rate of 1.3781. Additionally, on February 16, 2024 we further rolled this hedge without any cash settlement at a strike rate of 1.3781. This hedge ultimately matured on March 7, 2024 whereby we owed and paid approximately $0.5 million at settlement.

The following table summarizes the terms of our derivative financial instruments as of December 31, 2022:

	Notional Amount	Strike	Effective Date or Date Assumed	Maturity Date
Interest Rate Derivatives:
SOFR Cap	$125,000,000	1.75%	June 1, 2022	June 30, 2023
SOFR Cap	$125,000,000	2.00%	June 1, 2022	June 28, 2024
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 1, 2025
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 2, 2024
SOFR Cap	$100,000,000	4.75%	December 1, 2022	December 2, 2024
Foreign Currency Forwards:
Denominated in CAD (1)	$125,925,000	1.2593	April 12, 2021	April 12, 2023
Denominated in CAD (1)	$137,680,000	1.3768	October 12, 2022	October 12, 2023

(1)	Notional amounts shown are denominated in CAD.

Schedule of Fair Value of Derivative Financial Instruments and Classification In Consolidated Balance Sheets
The following table presents a gross presentation of the fair value of our derivative financial instruments as well as their classification on our consolidated balance sheets as of September 30, 2024 and December 31, 2023 (in thousands):

	Asset/Liability Derivatives Fair Value
Balance Sheet Location	September 30, 2024	December 31, 2023
Interest Rate Derivatives
Other assets	$202	$3,485
Accounts payable and accrued liabilities (1)	$5,656	$—
Foreign Currency Hedges
Accounts payable and accrued liabilities	$1,326	$985

(1)	Included herein is the value of certain SOFR interest rate caps, net of approximately $8.2 million in deferred payments, as well as the fair value of our CORRA swap.

The following table presents a gross presentation of the fair value of our derivative financial instruments as well as their classification on our consolidated balance sheets as of December 31, 2023 and 2022:

	Asset/Liability Derivatives Fair Value
Balance Sheet Location	December 31, 2023	December 31, 2022
Interest Rate Derivatives
Other assets	$3,485,281	$9,681,298
Accounts payable and accrued liabilities	$—	$—
Foreign Currency Hedges
Other assets	$—	$6,971,265
Accounts payable and accrued liabilities	$(985,412)	$(1,776,371)

Summary of Effect of Derivative Financial Instruments designated for hedge accounting, on Consolidated Statements of Operations

The following tables presents the effect of our derivative financial instruments designated for hedge accounting on our consolidated statements of operations for the periods presented (in thousands):

	Gain (loss) recognized in OCI for the three months ended September 30,		Location of amounts reclassified from OCI into income	Gain (loss) reclassified from OCI for the three months ended September 30,
Type	2024	2023		2024	2023
Interest Rate Swaps	$(1,133)	$—	Interest expense	$87	$—
Interest Rate Caps	(322)	162	Interest expense	81	802
Foreign Currency Forwards	(538)	1,243	N/A	—	—

	$(1,993)	$1,405		$168	$802

	Gain (loss) recognized in OCI for the nine months ended September 30,		Location of amounts reclassified from OCI into income	Gain (loss) reclassified from OCI for the nine months ended September 30,
Type	2024	2023		2024	2023
Interest Rate Swaps	$(1,181)	$—	Interest expense	$273	$51
Interest Rate Caps	313	1,533	Interest expense	1,799	3,065
Foreign Currency Forwards	1,322	189	N/A	—	—

	$454	$1,722		$2,072	$3,116

The following tables present the effect of our derivative financial instruments on our consolidated statements of operations for the periods presented:

	Gain (loss) recognized in OCI		Location of amounts reclassified from OCI into income	Gain (loss) reclassified from accumulated other comprehensive income
	For the Year Ended December 31,
Type	2023	2022		2023	2022	2021
Interest Rate Swaps	$—	$(2,793)	Interest expense	$50,587	$(304,670)	$(3,818,917)
Interest Rate Caps	409,990	4,480,001	Interest expense	3,952,972	(139,888)	(473,148)
Foreign Currency Forwards	(1,065,910)	3,354,899	N/A	—	—	—

	$(655,920)	$7,832,107		$4,003,559	$(444,558)	$(4,292,065)